Cover	12 Months Ended
Apr. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Earlyworks Co., Ltd.
Entity Central Index Key	0001944399
Entity File Number	001-41752
Entity Incorporation, State or Country Code	M0
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, Address Line Three	Taito-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	15,076,900
American depositary shares, each representing five ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	American depositary shares, each representing five ordinary shares
Trading Symbol	ELWS
Security Exchange Name	NASDAQ
Ordinary shares
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Satoshi Kobayashi
Contact Personnel Email Address	satoshi-k@e-arly.works
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, Address Line Three	Taito-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
Entity Phone Fax Numbers [Line Items]
City Area Code	+81
Local Phone Number	03-5614-0978